First Trust S&P 500 Economic Moat ETF Investment Strategy - First Trust S&P 500 Economic Moat ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is owned and was developed by S&P Dow Jones Indices, LLC a division of S&P Global (“SPDJI” or the “Index Provider”). The Index Provider reserves the right to make exceptions when applying the methodology if the need arises to ensure that the Index continues to achieve its objective. In addition, the Index Provider may revise Index policy covering rules for selecting companies, treatment of dividends, share counts or other matters. According to the Index Provider, the Index measures the equal-weighted performance of a target count of 50 stocks from the S&P 500® not classified as part of the Global Industry Classification Standard ("GICS®") real estate sector with sustainable competitive advantages evidenced by sustained high gross margin, high sustained return on invested capital ("ROIC"), and high market share score. According to the Index Provider, the S&P 500® Index measures the performance of the large-cap segment of the U.S. market, is considered to be a proxy of the U.S. equity market, and is composed of 500 constituent companies. The Index’s starting universe consists of all the securities comprising the S&P 500® Index, excluding the GICS® real estate sector. According to the Index Provider, all eligible securities are assigned an “Economic Moat” score based on the following metrics: (1) gross margin (gross income divided by revenue) and the 5-year standard deviation of gross margin; (2) the 5-year average of ROIC (a company's net income divided by the sum of its average total debt and equity); and (3) market share score (calculated based on a company’s Related Business Risk Groups (“RBRG”) Exposure and related revenues). According to the Index Provider, the Economic Moat score is a composite score based on the average z-scores of each of the above metrics. A “z-score” is a method of standardizing a variable to combine it with other variables that may have a different scale or unit of measurement. Securities with above average values for each metric have a higher z-score, while securities with below average values have a lower z-score. In the average, the 5-year standard deviation of gross margin, for which a lower value is preferred, is represented by an inverted z-score. For stocks classified in the GICS® financials sector, the Index does not calculate gross margin or the 5-year standard deviation of gross margin, and therefore, will not be applied to the Economic Moat score calculation. The Index Provider selects the top 50 securities with the highest Economic Moat score for inclusion in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Index constituents are equally weighted. The Index is reconstituted and rebalanced semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index had significant exposure to consumer discretionary companies and information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in a given investment sector or industry that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given investment sector or industry, the Fund may be exposed to the risks associated with that investment sector or industry. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index had significant exposure to consumer discretionary companies and information technology companies, although this may change from time to time.